Profit/(Loss) before tax	6 Months Ended
Dec. 31, 2025
Profitloss Before Tax
Profit/(Loss) before tax
7.	Profit/(Loss) before tax

Profit before tax has been arrived at after charging:

	July 1, 2025 to December 31, 2025	July 1, 2025 to December 31, 2025	July 1, 2024 to December 31, 2024
	US$	S$	S$

Marketing and advertisement	181,415	233,282	379,175
Legal and professional fees	83,517	107,394	181,866
Insurance	137,031	176,208	28,115
Transportation	24,173	31,084	17,997
Short term lease expenses	2,456	3,158	120,000
Depreciation of property and equipment	148,998	191,596	20,501
Amortisation of right-of-use assets	1,450,881	1,865,688	330,968
Employee benefit expenses
- Director’s salaries and bonuses	328,952	423,000	96,936
- Staff costs share based payment	194,416	250,000	-
- Employees’ salaries and bonus	3,333,142	4,286,087	2,562,377
- Employees’ CPF	254,188	326,860	144,255
- Other staff expenses	234,504	301,548	43,974

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025